PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Feb. 28, 2023	Feb. 28, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Accounts receivables	$ 44,825	$ 25,567
Prepaid VAT	13,769	24,326
Prepayments to suppliers	18,887	17,635
Loans to third-parties	12,163	16,749
Prepaid rental and related fees	3,059	12,660
Interest receivable	16,461	8,695
Other deposits	2,406	3,900
Loan to employees, current portion	382	2,432
Staff advances	2,102	1,914
Receivables of withholding tax for employees related to share incentive plan	3,197	806
Others	8,235	8,069
Prepaid expenses and other current assets	$ 125,486	$ 122,753